UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     STG Capital Management, LP

Address:  780 Third Avenue
          Suite 301
          New York, New York 10017

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stan Gonzalez
Title:    Chief Financial Officer
Phone:    212-521-3885

Signature, Place and Date of Signing:


 /s/ Stan Gonzalez                New York, New York          February 9, 2006
------------------              ----------------------        ----------------
     [Signature]                    [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    51

Form 13F Information Table Value Total:    $101,612
                                         (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                     STG Capital Management, LP
                               TITLE                       Value      SHARES/   SH/ PUT/   INVSTMT    OTHER      VOTING AUTHORITY
      NAME OF ISSUER           OF CLASS        CUSIP       x($1000)   PRN AMT   PRN CALL   DISCRETN   MNGRS    SOLE      SHARED NONE
      --------------           --------        -----       --------   -------   --- ----   --------   -----    ----      ------ ----
ADVANCED MICRO DEVICES INC     COM             007903107   2,867         93,700 SH         SOLE                   93,700   0     0
ATMI INC                       COM             00207R101   3,765        134,600 SH         SOLE                  134,600   0     0
AUDIOCODES LTD                 ORD             M15342104     576         51,847 SH         SOLE                   51,847   0     0
BLUE COAT SYSTEMS INC          COM NEW         09534T508   2,743         60,000 SH         SOLE                   60,000   0     0
CENTEX CORP                    COM             152312104   1,784         24,950 SH         SOLE                   24,950   0     0
CISCO SYS INC                  COM             17275R102   2,908        169,850 SH         SOLE                  169,850   0     0
CKE RESTAURANTS INC            COM             12561E105     608         45,000 SH         SOLE                   45,000   0     0
DESERT SUN MNG CORP            COM             25043V107     985        400,000 SH         SOLE                  400,000   0     0
DICK'S SPORTING GOODS INC      COM             253393102   1,022         30,750 SH         SOLE                   30,750   0     0
DSP GROUP INC                  COM             23332B106   3,343        133,400 SH         SOLE                  133,400   0     0
ENTRUST INC                    COM             293848107     710        146,789 SH         SOLE                  146,789   0     0
FINISAR                        COM             31787A101   2,718      1,306,900 SH         SOLE                1,306,900   0     0
HARMAN INTL INDS INC           COM             413086109     582          5,950 SH         SOLE                    5,950   0     0
I2 TECHNOLOGIES INC            COM NEW         465754208     423         30,000 SH         SOLE                   30,000   0     0
IKANOS COMMUNICATIONS          COM             45173E105   2,960        200,824 SH         SOLE                  200,824   0     0
INTERWOVEN INC                 COM NEW         46114T508   1,143        135,000 SH         SOLE                  135,000   0     0
INTERNATIONAL BUSINESS MACHS   COM             459200101   1,891         23,000 SH         SOLE                   23,000   0     0
KOHLS CORP                     COM             500255104     970         19,950 SH         SOLE                   19,950   0     0
LSI LOGIC CORP                 COM             502161102   1,600        200,000 SH         SOLE                  200,000   0     0
M SYS FLASH DISK PIONEERS LT   ORD             M7061C100   5,220        157,617 SH         SOLE                  157,617   0     0
MACROVISION CORP               COM             555904101     753         45,000 SH         SOLE                   45,000   0     0
MARVELL TECHNOLOGY GROUP LTD   ORD             G5876H105   4,131         73,650 SH         SOLE                   73,650   0     0
MATRIXONE INC                  COM             57685P304     955        191,400 SH         SOLE                  191,400   0     0
MAXIM INTEGRATED PRODS INC     COM             57772K101   2,896         79,900 SH         SOLE                   79,900   0     0
MAXTOR  CORP                   COM NEW         577729205   1,244        179,300 SH         SOLE                  179,300   0     0
MAXWELL TECHNOLOGIES INC       COM             577767106   1,630        115,000 SH         SOLE                  115,000   0     0
MICROSOFT CORP                 COM             594918104   2,952        112,900 SH         SOLE                  112,900   0     0
MINDSPEED TECHNOLOGIES INC     COM             602682106   2,773      1,180,108 SH         SOLE                1,180,108   0     0
NETLOGIC MICRSYSTEMS INC       COM             64118B100   4,881        179,173 SH         SOLE                  179,173   0     0
NICE SYS LTD                   SPONSORED ADR   653656108   2,039         42,347 SH         SOLE                   42,347   0     0
NUANCE COMMUNICATIONS INC      COM             67020Y100     747         97,850 SH         SOLE                   97,850   0     0
NVIDIA CORP                    COM             67066G104   1,903         52,050 SH         SOLE                   52,050   0     0
ORACLE CORP                    COM             68389X105   1,160         95,000 SH         SOLE                   95,000   0     0
ORCKIT COMMUNICATIONS LTD      SHS NEW         M7531S206     853         35,000 SH         SOLE                   35,000   0     0
PORTALPLAYER INC               COM             736187204   3,115        110,000 SH         SOLE                  110,000   0     0
QUEST SOFTWARE INC             COM             74834T103   1,970        135,000 SH         SOLE                  135,000   0     0
RF MICRODEVICES INC            COM             749941100   2,110        390,000 SH         SOLE                  390,000   0     0
RSA SEC INC                    COM             749719100   2,014        180,000 SH         SOLE                  180,000   0     0
SAFENET INC                    COM             78645R107   2,674         83,000 SH         SOLE                   83,000   0     0
SAIFUN SEMICONDUCTORS LTD      ORD SHS         M8233P102   1,257         39,950 SH         SOLE                   39,950   0     0
SEMTECH CORP                   COM             816850101   1,015         55,600 SH         SOLE                   55,600   0     0
SIGMA DESIGN INC               COM             826565103   2,585        168,060 SH         SOLE                  168,060   0     0
SIRF TECHONLOGY HLDGS INC      COM             82967H101   3,725        125,000 SH         SOLE                  125,000   0     0
SONIC SOLUTIONS                COM             835460106   1,253         83,000 SH         SOLE                   83,000   0     0
SPANSION INC                   COM CLA         84649R101   1,917        137,600 SH         SOLE                  137,600   0     0
SYMANTEC CORP                  COM             871503108   1,925        110,000 SH         SOLE                  110,000   0     0
SYNAPTICS INC                  COM             87157D109   1,730         70,000 SH         SOLE                   70,000   0     0
TIBCO SOFTWARE INC             COM             88632Q103   1,389        185,900 SH         SOLE                  185,900   0     0
TRIDENT MICROSYSTEMS INC       COM             895919108   4,169        231,600 SH         SOLE                  231,600   0     0
WATCHGUARD TECHNOLOGIES INC    COM             941105108     829        224,043 SH         SOLE                  224,043   0     0
WEBSITE PROS INC               COM             94769V105     200         23,000 SH         SOLE                   23,000   0     0

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